FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Financial Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Derivatives
Financial Assets Offsetting
Gross Assets	$ 2,890	$ 1,737
Gross Liabilities Offset	(2,737)	(1,643)
Net Amounts Presented	153	94
Accounts receivable
Financial Assets Offsetting
Gross Assets	2,999	2,860
Gross Liabilities Offset	(1,398)	(1,289)
Net Amounts Presented	1,601	1,571
Financial assets
Financial Assets Offsetting
Gross Assets	5,889	4,597
Gross Liabilities Offset	(4,135)	(2,932)
Net Amounts Presented	$ 1,754	$ 1,665